Provision for Legal Claims (Details) - Schedule of Judicial Deposits - Judicial Deposits[Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Judicial Deposits [Line Items]
Total	R$ 7,399	R$ 727
Labor [Member]
Schedule of Judicial Deposits [Line Items]
Loss contingencies	6,702	47
Environmental [Member]
Schedule of Judicial Deposits [Line Items]
Loss contingencies	520	504
Civil [Member]
Schedule of Judicial Deposits [Line Items]
Loss contingencies	R$ 177	R$ 176